FINANCIAL AND CAPITAL RISK MANAGEMENT - Credit risk (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables		₺ 5,617,587
Loan receivables		1,101,417
Cost
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables	₺ 6,662,502
Loan receivables	527,268
Accumulated impairment
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables	(721,875)	(296,469)
Loan receivables	(201,874)	(195,731)
Not past due
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables		4,430,856
Loan receivables		711,070
Not past due | Cost
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables	5,068,335
Loan receivables	254,822
Not past due | Accumulated impairment
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables	(4,002)	(19,016)
Loan receivables	(8,111)	(13,817)
Overdue 0-1 months
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables		378,547
Loan receivables		121,154
Overdue 0-1 months | Cost
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables	204,594
Loan receivables	19,788
Overdue 0-1 months | Accumulated impairment
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables	(219)	(22,496)
Loan receivables	(708)	(13,543)
Overdue 1-3 months
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables		350,828
Loan receivables		141,695
Overdue 1-3 months | Cost
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables	38,013
Loan receivables	22,856
Overdue 1-3 months | Accumulated impairment
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables	(8,703)	(61,733)
Loan receivables	(7,118)	(46,400)
Overdue 3-12 months
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables		377,696
Loan receivables		127,498
Overdue 3-12 months | Cost
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables	1,170,688
Loan receivables	229,802
Overdue 3-12 months | Accumulated impairment
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables	(528,079)	(114,505)
Loan receivables	(185,937)	(121,971)
Overdue more than 12 months
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables		79,660
Overdue more than 12 months | Cost
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables	180,872
Overdue more than 12 months | Accumulated impairment
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables	₺ (180,872)	₺ (78,719)